Segmented Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 38,320	$ 15,094
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 38,320	$ 15,094